JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.4%
Australia — 10.9%
AGL Energy Ltd.	369,178	4,899,443
Alumina Ltd.	2,904,266	4,182,843
Ansell Ltd.	240,689	5,087,511
APA Group	506,386	3,802,257
Atlas Arteria Ltd.	207,090	1,115,270
Aurizon Holdings Ltd.	696,230	2,495,640
AusNet Services	943,882	1,112,293
BHP Group Ltd.	140,052	3,591,480
BHP Group plc	180,014	3,918,296
Brambles Ltd.	220,511	1,841,802
Caltex Australia Ltd.	143,851	3,280,377
CIMIC Group Ltd.	41,532	803,610
Coca-Cola Amatil Ltd.	337,256	2,679,808
Cochlear Ltd.	32,451	5,168,352
Coles Group Ltd.	111,654	1,225,184
Crown Resorts Ltd.	125,553	976,009
CSL Ltd.	28,605	5,883,152
CSR Ltd.	798,801	2,560,802
Dexus, REIT	547,510	4,619,967
Downer EDI Ltd.	570,227	2,793,285
Fortescue Metals Group Ltd.	398,953	2,955,374
GPT Group (The), REIT	1,122,795	4,480,059
Harvey Norman Holdings Ltd.	687,754	1,930,025
Incitec Pivot Ltd.	285,536	619,969
Macquarie Group Ltd.	31,255	2,986,424
Metcash Ltd.	604,734	1,047,971
Mirvac Group, REIT	1,442,750	3,254,789
Oil Search Ltd.	599,529	2,865,545
Origin Energy Ltd.	866,084	4,685,228
Orora Ltd.	291,931	623,218
Qantas Airways Ltd.	935,951	3,968,238
Ramsay Health Care Ltd.	78,125	4,109,563
Rio Tinto Ltd.	72,469	4,702,394
Rio Tinto plc	78,529	4,199,281
Santos Ltd.	932,454	5,351,742
Sonic Healthcare Ltd.	244,065	5,115,783
Tabcorp Holdings Ltd.	1,346,056	4,189,917
Telstra Corp. Ltd.	1,481,124	3,776,794
TPG Telecom Ltd.	180,124	895,484
Vicinity Centres, REIT	2,186,934	3,691,309
Vocus Group Ltd.*	277,331	621,546
Wesfarmers Ltd.	171,197	5,136,253
Whitehaven Coal Ltd.	1,311,293	2,168,872
Woodside Petroleum Ltd.	203,131	4,653,842

		140,067,001

Austria — 0.2%
OMV AG	43,535	2,163,433

Belgium — 1.1%
Colruyt SA	64,707	3,240,113
Galapagos NV*	25,845	5,776,337
Groupe Bruxelles Lambert SA	20,071	2,017,010
Proximus SADP	126,528	3,605,050

		14,638,510

Cambodia — 0.1%
NagaCorp Ltd.	866,000	1,221,536

Chile — 0.3%
Antofagasta plc	390,419	4,217,220

China — 0.9%
China Mengniu Dairy Co. Ltd.*	325,000	1,191,947
Lenovo Group Ltd.	3,540,000	2,309,858
Nexteer Automotive Group Ltd.	354,760	260,811
Tingyi Cayman Islands Holding Corp.	124,000	209,194
Uni-President China Holdings Ltd.	1,359,000	1,383,224
Want Want China Holdings Ltd.	1,904,000	1,571,658
Xinyi Solar Holdings Ltd.	5,844,400	4,084,355

		11,011,047

Denmark — 0.5%
Carlsberg A/S, Class B	14,501	2,117,636
Chr Hansen Holding A/S(a)	46,089	3,430,073
DSV Panalpina A/S	5,922	642,944
H Lundbeck A/S	21,596	917,665

		7,108,318

Finland — 2.1%
Elisa OYJ	94,601	5,699,298
Fortum OYJ	191,152	4,625,864
Kesko OYJ, Class B	73,424	4,963,904
Neste OYJ	142,284	5,661,866
Orion OYJ, Class B	18,416	870,102
UPM-Kymmene OYJ	152,453	4,803,558

		26,624,592

France — 5.1%
Air Liquide SA	29,324	4,239,945
Arkema SA	29,928	2,742,282
Atos SE	27,752	2,301,432
Capgemini SE	39,656	4,924,910
Casino Guichard Perrachon SA(a)	24,968	1,015,143
Covivio, REIT	11,262	1,336,397
Dassault Aviation SA	207	252,072
Dassault Systemes SE	32,295	5,590,715
Eiffage SA	43,186	5,005,855
Eutelsat Communications SA	40,349	604,757
Faurecia SE	16,059	765,157
Gecina SA, REIT	13,413	2,534,817
Kering SA	1,584	967,857
Lagardere SCA	129,489	2,457,908
Orange SA	196,124	2,772,405
Pernod Ricard SA	24,196	4,189,225
Peugeot SA	200,430	4,126,906
Safran SA	25,334	4,084,784
SCOR SE	60,196	2,558,505
Sodexo SA(a)	5,904	618,177
TOTAL SA	75,914	3,696,308
Vinci SA	37,308	4,133,322
Vivendi SA	154,343	4,221,170

		65,140,049

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Germany — 2.5%
Beiersdorf AG	3,222	365,912
Deutsche Lufthansa AG (Registered)	37,906	577,447
Deutsche Telekom AG (Registered)	232,048	3,758,205
Evonik Industries AG	114,367	3,134,091
Fraport AG Frankfurt Airport Services Worldwide	50,592	3,762,882
Fresenius Medical Care AG & Co. KGaA	47,838	3,678,027
Hannover Rueck SE	27,433	5,326,570
Hella GmbH & Co. KGaA	24,107	1,132,978
Infineon Technologies AG	61,287	1,316,626
Merck KGaA	11,118	1,425,656
SAP SE	37,434	4,875,078
Telefonica Deutschland Holding AG	545,102	1,652,222
Uniper SE	51,401	1,683,930

		32,689,624

Hong Kong — 5.0%
ASM Pacific Technology Ltd.	316,500	4,264,763
Cathay Pacific Airways Ltd.(a)	939,000	1,184,185
CK Infrastructure Holdings Ltd.	551,500	3,847,713
CLP Holdings Ltd.	493,000	5,126,977
Hong Kong & China Gas Co. Ltd.	2,263,103	4,330,853
Hutchison Port Holdings Trust	4,179,900	668,784
Jardine Matheson Holdings Ltd.	40,000	2,229,678
Jardine Strategic Holdings Ltd.	63,200	1,933,936
Link, REIT	420,200	4,249,279
Melco International Development Ltd.	235,000	507,520
MTR Corp. Ltd.	797,500	4,472,908
New World Development Co. Ltd.	1,194,000	1,491,465
PCCW Ltd.	5,673,000	3,341,246
Power Assets Holdings Ltd.	732,000	5,284,612
Swire Pacific Ltd., Class A	408,000	3,582,556
Swire Properties Ltd.	188,200	584,250
Techtronic Industries Co. Ltd.	683,500	5,453,711
WH Group Ltd.(b)	2,685,000	2,526,858
Wheelock & Co. Ltd.	238,000	1,448,746
Xinyi Glass Holdings Ltd.	3,528,000	4,421,590
Yue Yuen Industrial Holdings Ltd.	1,065,000	2,961,241

		63,912,871

Indonesia — 0.0%(c)
First Pacific Co. Ltd.	758,000	237,920

Ireland — 0.2%
CRH plc	32,245	1,210,698
Flutter Entertainment plc	8,831	1,001,386

		2,212,084

Italy — 2.0%
Assicurazioni Generali SpA	102,497	1,997,223
Davide Campari-Milano SpA	343,314	3,318,470
Enel SpA	122,321	1,066,189
Eni SpA	197,770	2,770,282
Hera SpA	259,640	1,180,948
Italgas SpA	513,385	3,412,594
Poste Italiane SpA(b)	198,011	2,268,225
Recordati SpA	41,343	1,769,095
Snam SpA	544,583	2,918,782
Terna Rete Elettrica Nazionale SpA	743,312	5,185,561

		25,887,369

Japan — 24.4%
Advantest Corp.	104,100	5,430,979
Alfresa Holdings Corp.	99,800	2,005,203
ANA Holdings, Inc.	114,300	3,570,069
Aozora Bank Ltd.	109,100	2,939,793
Asahi Kasei Corp.	102,000	1,043,291
Astellas Pharma, Inc.	279,300	4,935,267
Bandai Namco Holdings, Inc.	49,800	2,893,803
Brother Industries Ltd.	69,700	1,346,072
Canon Marketing Japan, Inc.	117,700	2,805,373
Canon, Inc.	24,000	629,383
Capcom Co. Ltd.	182,700	5,169,365
Casio Computer Co. Ltd.	109,900	2,037,040
Central Japan Railway Co.	22,900	4,494,851
Chubu Electric Power Co., Inc.	323,000	4,386,564
Chugoku Electric Power Co., Inc. (The)	342,000	4,513,788
COMSYS Holdings Corp.	168,100	4,862,950
Cosmo Energy Holdings Co. Ltd.	184,900	3,566,443
Dai Nippon Printing Co. Ltd.	59,700	1,646,201
Daicel Corp.	109,400	1,035,613
Daiwa Securities Group, Inc.	480,800	2,431,537
Denka Co. Ltd.	46,200	1,248,071
DIC Corp.	106,100	2,781,390
Electric Power Development Co. Ltd.	168,300	3,795,382
FamilyMart Co. Ltd.	53,700	1,174,430
Fuji Media Holdings, Inc.	74,000	1,006,148
FUJIFILM Holdings Corp.	97,600	4,847,254
Gunma Bank Ltd. (The)	241,900	777,556
Hachijuni Bank Ltd. (The)	220,100	840,679
Hankyu Hanshin Holdings, Inc.	118,600	4,811,857
Hikari Tsushin, Inc.	19,800	4,866,917
Hitachi Capital Corp.	18,700	506,166
Hitachi High-Technologies Corp.	23,400	1,673,099
Hoya Corp.	9,800	937,913
Idemitsu Kosan Co. Ltd.	85,137	2,124,873
Iida Group Holdings Co. Ltd.	50,700	854,489
Inpex Corp.	166,200	1,551,339
ITOCHU Corp.	105,600	2,466,919
Itochu Techno-Solutions Corp.	172,500	5,079,918
Japan Airlines Co. Ltd.	139,300	3,918,573
Japan Petroleum Exploration Co. Ltd.	90,600	2,225,022
Japan Post Holdings Co. Ltd.	432,200	3,931,582
JXTG Holdings, Inc.	1,005,400	4,276,147
Kaneka Corp.	28,000	858,454
Kansai Electric Power Co., Inc. (The)	290,900	3,264,720
KDDI Corp.	175,500	5,303,449
Keisei Electric Railway Co. Ltd.	33,200	1,201,078
Kirin Holdings Co. Ltd.	85,300	1,873,403
K’s Holdings Corp.	318,900	3,872,332
Kuraray Co. Ltd.	1,400	16,829
Lintec Corp.	90,500	1,956,297
Mani, Inc.	64,700	1,623,925
Marubeni Corp.	659,000	4,735,321
Matsui Securities Co. Ltd.	175,400	1,430,894

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Japan — continued
Mebuki Financial Group, Inc.	272,200	603,217
Medipal Holdings Corp.	167,700	3,553,562
Mitsubishi Corp.	41,000	1,051,061
Mitsubishi Gas Chemical Co., Inc.	233,800	3,539,720
Mitsubishi Heavy Industries Ltd.	109,400	3,990,625
Mitsubishi Tanabe Pharma Corp.	2,400	43,937
Mitsubishi UFJ Lease & Finance Co. Ltd.	204,600	1,281,533
Mitsui & Co. Ltd.	149,500	2,658,950
Mochida Pharmaceutical Co. Ltd.	107,800	4,035,468
MS&AD Insurance Group Holdings, Inc.	106,900	3,550,437
Nagoya Railroad Co. Ltd.	22,600	663,045
Nifco, Inc.	36,500	956,496
Nintendo Co. Ltd.	2,300	846,068
Nippo Corp.	163,600	4,013,827
Nippon Express Co. Ltd.	3,300	171,960
Nippon Paper Industries Co. Ltd.	147,900	2,406,911
Nippon Shokubai Co. Ltd.	42,300	2,480,099
Nippon Telegraph & Telephone Corp.	197,000	5,022,917
Nipro Corp.	80,100	911,953
Nissan Motor Co. Ltd.	1,800	9,767
Nisshin Seifun Group, Inc.	143,500	2,450,257
Nissin Foods Holdings Co. Ltd.	59,300	4,450,979
Nomura Real Estate Holdings, Inc.	84,700	2,085,824
Nomura Research Institute Ltd.	181,300	3,989,634
NTT DOCOMO, Inc.	185,800	5,279,024
Open House Co. Ltd.	38,400	1,020,802
Oracle Corp.	500	43,279
ORIX Corp.	155,200	2,621,711
Osaka Gas Co. Ltd.	204,000	3,452,062
Rakuten, Inc.	269,000	2,075,188
Resona Holdings, Inc.	790,700	3,260,726
Sankyo Co. Ltd.	66,400	2,230,788
Sawai Pharmaceutical Co. Ltd.	52,900	3,437,737
SBI Holdings, Inc.	102,200	2,369,059
SCSK Corp.	39,400	2,111,701
Sekisui Chemical Co. Ltd.	170,200	2,834,754
Sekisui House Ltd.	235,900	5,072,361
Shionogi & Co. Ltd.	66,700	3,966,924
Showa Denko KK	111,700	2,671,044
SKY Perfect JSAT Holdings, Inc.	214,000	920,545
Skylark Holdings Co. Ltd.	173,100	3,170,192
Softbank Corp.	72,800	998,751
SoftBank Group Corp.	57,600	2,325,575
Sojitz Corp.	1,389,400	4,373,264
Sony Corp.	45,100	3,153,703
Sugi Holdings Co. Ltd.	15,000	751,531
Sumitomo Dainippon Pharma Co. Ltd.	76,600	1,314,942
Sumitomo Mitsui Financial Group, Inc.	77,500	2,724,855
Sumitomo Osaka Cement Co. Ltd.	89,000	3,618,415
Suzuken Co. Ltd.	56,300	2,158,539
Taisho Pharmaceutical Holdings Co. Ltd.	27,000	1,907,441
Teijin Ltd.	194,400	3,475,640
TIS, Inc.	38,100	2,288,909
Tobu Railway Co. Ltd.	57,500	2,025,550
Toho Co. Ltd.	2,800	103,149
Toho Gas Co. Ltd.	42,200	1,630,272
Tohoku Electric Power Co., Inc.	290,000	2,718,177
Tokuyama Corp.	67,700	1,716,938
Tokyo Century Corp.	12,300	625,695
Tokyo Electric Power Co. Holdings, Inc.*	729,900	2,890,323
Tokyo Electron Ltd.	6,300	1,385,661
Tokyo Gas Co. Ltd.	107,400	2,361,296
Toyo Suisan Kaisha Ltd.	89,500	3,749,684
Toyota Industries Corp.	86,700	4,689,392
Tsumura & Co.	98,500	2,675,278
Ube Industries Ltd.	145,100	2,912,306
USS Co. Ltd.	48,000	871,182
West Japan Railway Co.	32,400	2,741,359
Yamada Denki Co. Ltd.	314,000	1,582,643
Yamaguchi Financial Group, Inc.	15,800	95,119
Yokohama Rubber Co. Ltd. (The)	175,300	2,979,613
Zeon Corp.	117,600	1,248,774

		312,976,131

Jordan — 0.4%
Hikma Pharmaceuticals plc	193,314	4,668,026

Luxembourg — 0.1%
RTL Group SA	38,866	1,765,985

Macau — 0.2%
Sands China Ltd.	541,512	2,611,337

Netherlands — 2.9%
Aegon NV	541,042	2,191,166
Akzo Nobel NV	40,946	3,863,974
ASR Nederland NV	40,468	1,505,779
Heineken Holding NV	48,141	4,731,190
Koninklijke Ahold Delhaize NV	148,232	3,637,831
Koninklijke DSM NV	11,169	1,359,330
Koninklijke KPN NV	1,186,808	3,325,247
Koninklijke Philips NV	82,758	3,790,106
NN Group NV	107,893	3,744,808
Royal Dutch Shell plc, Class A	160,438	4,213,163
Wolters Kluwer NV	66,079	4,965,280

		37,327,874

New Zealand — 1.0%
Fisher & Paykel Healthcare Corp. Ltd.	217,391	3,251,900
Spark New Zealand Ltd.	1,710,275	5,122,488
Xero Ltd.*	72,511	4,087,283

		12,461,671

Norway — 1.3%
Aker BP ASA	62,168	1,751,107
Equinor ASA	157,882	2,849,388
Mowi ASA	199,161	4,750,342
Orkla ASA	315,733	3,048,021
Salmar ASA	16,009	783,020
Telenor ASA	232,061	4,193,588

		17,375,466

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Poland — 0.1%
Grupa Lotos SA	50,883	1,009,798

Portugal — 0.6%
EDP — Energias de Portugal SA	1,080,110	5,416,682
Galp Energia SGPS SA	73,887	1,116,473
Jeronimo Martins SGPS SA	68,390	1,176,849

		7,710,004

Russia — 0.3%
Evraz plc	507,567	2,356,545
Polymetal International plc	59,053	1,001,818

		3,358,363

Singapore — 2.7%
Ascendas, REIT	930,540	2,142,597
CapitaLand Commercial Trust, REIT	604,300	909,465
CapitaLand Mall Trust, REIT	2,455,600	4,514,721
ComfortDelGro Corp. Ltd.	1,193,600	1,888,083
Golden Agri-Resources Ltd.	7,924,300	1,211,763
Keppel Corp. Ltd.	945,700	4,596,412
Mapletree Commercial Trust, REIT	1,262,400	2,167,970
Mapletree Industrial Trust, REIT	364,800	741,477
Mapletree Logistics Trust, REIT	800,200	1,078,974
Mapletree North Asia Commercial Trust, REIT(b)	728,200	632,854
Sembcorp Industries Ltd.	914,100	1,409,260
Singapore Press Holdings Ltd.	680,100	999,323
Singapore Telecommunications Ltd.	1,122,200	2,700,306
Suntec, REIT	983,100	1,320,685
Venture Corp. Ltd.	302,400	3,570,878
Wilmar International Ltd.	1,712,600	4,876,791

		34,761,559

South Africa — 0.4%
Anglo American plc	174,076	4,542,359

South Korea — 6.3%
Celltrion, Inc.*	7,186	978,901
Daelim Industrial Co. Ltd.*	40,432	2,716,758
GS Engineering & Construction Corp.*	85,494	1,983,928
GS Holdings Corp.*	74,964	2,857,357
Hanwha Corp.*	40,700	731,277
Hanwha Solutions Corp.	102,049	1,415,820
Hyundai Department Store Co. Ltd.*	24,933	1,618,380
Hyundai Mipo Dockyard Co. Ltd.*	7,385	253,536
Hyundai Mobis Co. Ltd.	8,509	1,627,122
Hyundai Steel Co.	3,541	83,059
Industrial Bank of Korea	258,244	2,313,506
Kakao Corp.	38,945	5,133,709
Kangwon Land, Inc.*	90,655	2,086,909
KCC Corp.	2,947	493,867
KCC Glass Corp.*	2,770	79,252
Korea Gas Corp.*	67,528	1,829,817
Korea Zinc Co. Ltd.*	3,661	1,161,391
Korean Air Lines Co. Ltd.*	31,495	617,466
KT&G Corp.	47,595	3,782,075
LG Corp.*	66,148	3,901,669
LG Uplus Corp.*	210,563	2,330,612
NAVER Corp.	20,193	3,011,354
NCSoft Corp.*	10,885	5,766,302
POSCO	18,305	3,316,291
Samsung Electronics Co. Ltd.	140,709	6,519,473
Samsung SDS Co. Ltd.	12,154	1,958,983
SK Holdings Co. Ltd.	8,986	1,756,680
SK Hynix, Inc.	70,175	5,339,363
SK Innovation Co. Ltd.	27,312	2,939,503
SK Networks Co. Ltd.*	120,845	499,164
SK Telecom Co. Ltd.	12,468	2,388,432
SKC Co. Ltd.*	73,009	3,149,489
Woori Financial Group, Inc.	281,893	2,379,761
Yuhan Corp.*	19,997	3,627,671

		80,648,877

Spain — 2.1%
Acciona SA	14,572	1,654,015
Amadeus IT Group SA	33,760	2,646,991
Corp. Financiera Alba SA	8,538	433,684
Enagas SA	150,023	4,042,196
Endesa SA	185,253	5,086,513
Ferrovial SA	39,614	1,258,357
Iberdrola SA	319,042	3,490,749
Naturgy Energy Group SA	168,649	4,448,080
Repsol SA	267,223	3,677,732

		26,738,317

Sweden — 3.6%
Boliden AB*	186,379	4,424,680
Castellum AB	102,082	2,508,866
Hennes & Mauritz AB, Class B(a)	34,975	767,344
Hexagon AB, Class B	89,672	4,874,909
ICA Gruppen AB	87,534	3,848,823
Investor AB, Class B	96,375	5,277,014
Securitas AB, Class B	271,451	4,272,467
Skanska AB, Class B	193,051	4,468,501
Svenska Cellulosa AB SCA, Class B	20,073	200,834
Swedish Match AB	94,532	5,344,663
Tele2 AB, Class B	317,287	4,786,939
Telia Co. AB	938,486	4,013,384
Trelleborg AB, Class B(a)	81,189	1,333,015

		46,121,439

Switzerland — 2.1%
Alcon, Inc.*	312	18,432
Baloise Holding AG (Registered)	21,902	3,957,225
Coca-Cola HBC AG*	35,682	1,310,678
EMS-Chemie Holding AG (Registered)	530	346,801
Flughafen Zurich AG (Registered)	3,405	591,561
Kuehne + Nagel International AG (Registered)	6,536	1,056,360
Novartis AG (Registered)	45,301	4,279,502
Roche Holding AG	16,523	5,542,948
Sonova Holding AG (Registered)	20,534	5,149,340
Swisscom AG (Registered)	9,161	5,026,308

		27,279,155

United Kingdom — 19.6%
3i Group plc	268,575	3,906,900
Admiral Group plc	146,553	4,363,103
Ashmore Group plc	159,290	1,139,276

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
United Kingdom — continued
Ashtead Group plc	120,712	3,896,330
Associated British Foods plc	14,337	496,256
AstraZeneca plc	27,215	2,662,379
Auto Trader Group plc(b)	701,102	5,173,283
AVEVA Group plc	50,839	3,296,641
Babcock International Group plc	450,208	3,500,414
Barratt Developments plc	590,911	6,256,293
Bellway plc	94,012	4,947,092
Berkeley Group Holdings plc	85,918	5,945,027
BP plc	615,398	3,704,762
British American Tobacco plc	103,878	4,580,493
BT Group plc	1,291,820	2,745,051
Bunzl plc	45,140	1,169,138
Centrica plc	4,217,488	4,724,903
CK Hutchison Holdings Ltd.	486,542	4,298,945
Compass Group plc	178,680	4,417,368
ConvaTec Group plc(b)	1,441,080	3,947,913
Croda International plc	48,499	3,184,872
Derwent London plc, REIT	92,291	5,000,414
Diageo plc	113,731	4,497,279
Direct Line Insurance Group plc	806,640	3,592,662
Experian plc	153,731	5,351,066
GlaxoSmithKline plc	224,638	5,274,371
Halma plc	187,093	5,193,041
IMI plc	129,981	1,889,373
Inchcape plc	192,552	1,670,521
Informa plc	338,536	3,458,146
InterContinental Hotels Group plc	62,916	3,875,377
International Consolidated Airlines Group SA	300,148	2,249,265
Intertek Group plc	17,611	1,336,289
John Wood Group plc	673,340	3,332,963
Land Securities Group plc, REIT	211,099	2,610,095
Legal & General Group plc	1,402,700	5,641,528
London Stock Exchange Group plc	42,486	4,390,537
Meggitt plc	612,783	5,451,371
Micro Focus International plc	238,357	3,201,016
Mondi plc	168,173	3,421,776
National Grid plc	442,866	5,884,219
Next plc	37,218	3,382,352
Pearson plc	433,856	3,238,272
Pennon Group plc	432,037	6,306,122
Persimmon plc	154,024	6,200,719
Phoenix Group Holdings plc	242,276	2,418,539
RELX plc	200,665	5,324,011
Rentokil Initial plc	871,163	5,365,118
Rightmove plc	178,301	1,545,254
Sage Group plc (The)	511,322	4,978,045
Segro plc, REIT	440,738	5,292,339
Severn Trent plc	44,266	1,507,509
Smith & Nephew plc	199,964	4,811,318
Smiths Group plc	234,150	5,206,280
Spirax-Sarco Engineering plc	11,069	1,300,331
SSE plc	118,250	2,353,860
Standard Chartered plc	447,703	3,722,851
Tate & Lyle plc	468,429	4,896,728
Taylor Wimpey plc	2,014,510	5,722,005
Unilever NV	42,942	2,505,761
Unilever plc	76,273	4,549,790
United Utilities Group plc	461,706	6,177,956
Vodafone Group plc	2,241,703	4,404,320
Whitbread plc	25,727	1,516,578
Wm Morrison Supermarkets plc	1,324,521	3,175,960

		251,579,766

United States — 0.4%
Carnival plc	84,833	3,464,726
Ferguson plc	25,883	2,324,341

		5,789,067

TOTAL COMMON STOCKS (Cost $1,248,303,157)		1,275,856,768

SHORT-TERM INVESTMENTS — 0.5%
INVESTMENT COMPANIES — 0.3%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.46%(d)(e) (Cost $3,802,900)	3,802,900	3,802,900

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.80%(d)(e)	400	400
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(d)(e)	2,669,211	2,669,211

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $2,669,611)		2,669,611

TOTAL SHORT-TERM INVESTMENTS (Cost $6,472,511)		6,472,511

Total Investments — 99.9% (Cost $1,254,775,668)		1,282,329,279
Other Assets Less Liabilities — 0.1%		1,925,007

Net Assets — 100.0%		1,284,254,286

Percentages indicated are based on net assets.

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2020

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	5.9%
Electric Utilities	4.8
Diversified Telecommunication Services	4.7
Chemicals	4.3
Pharmaceuticals	4.2
Equity Real Estate Investment Trusts (REITs)	3.9
Insurance	3.7
Metals & Mining	3.5
Household Durables	3.4
Food Products	2.9
Health Care Equipment & Supplies	2.7
Gas Utilities	2.5
Hotels, Restaurants & Leisure	2.3
Construction & Engineering	2.3
Software	2.0
Industrial Conglomerates	2.0
Wireless Telecommunication Services	2.0
IT Services	2.0
Food & Staples Retailing	2.0
Road & Rail	1.9
Beverages	1.9
Trading Companies & Distributors	1.8
Semiconductors & Semiconductor Equipment	1.7
Health Care Providers & Services	1.6
Banks	1.5
Commercial Services & Supplies	1.5
Capital Markets	1.5
Electronic Equipment, Instruments & Components	1.4
Professional Services	1.3
Auto Components	1.3
Multi-Utilities	1.3
Entertainment	1.3
Airlines	1.3
Technology Hardware, Storage & Peripherals	1.2
Interactive Media & Services	1.2
Media	1.1
Machinery	1.1
Water Utilities	1.1
Tobacco	1.1
Real Estate Management & Development	1.0
Biotechnology	1.0
Diversified Financial Services	1.0
Others (each less than 1.0%)	7.3
Short-Term Investments	0.5

Abbreviations

OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

(a)	The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 is $2,550,229.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of January 31, 2020.
*	Non-income producing security.

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Futures contracts outstanding as of January 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	78	03/2020	USD	7,704,450	(158,571)

Abbreviations

EAFE	Europe, Australasia, and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$140,067,001	$—	$140,067,001
Austria	—	2,163,433	—	2,163,433
Belgium	3,240,113	11,398,397	—	14,638,510
Cambodia	—	1,221,536	—	1,221,536
Chile	—	4,217,220	—	4,217,220
China	—	11,011,047	—	11,011,047
Denmark	—	7,108,318	—	7,108,318
Finland	5,661,866	20,962,726	—	26,624,592
France	3,802,032	61,338,017	—	65,140,049
Germany	2,018,134	30,671,490	—	32,689,624
Hong Kong	668,784	63,244,087	—	63,912,871
Indonesia	—	237,920	—	237,920
Ireland	—	2,212,084	—	2,212,084
Italy	—	25,887,369	—	25,887,369
Japan	—	312,976,131	—	312,976,131
Jordan	—	4,668,026	—	4,668,026
Luxembourg	—	1,765,985	—	1,765,985
Macau	—	2,611,337	—	2,611,337
Netherlands	—	37,327,874	—	37,327,874
New Zealand	—	12,461,671	—	12,461,671
Norway	—	17,375,466	—	17,375,466
Poland	—	1,009,798	—	1,009,798
Portugal	—	7,710,004	—	7,710,004
Russia	—	3,358,363	—	3,358,363
Singapore	1,078,974	33,682,585	—	34,761,559
South Africa	—	4,542,359	—	4,542,359
South Korea	3,980,921	76,667,956	—	80,648,877
Spain	433,684	26,304,633	—	26,738,317
Sweden	2,508,866	43,612,573	—	46,121,439
Switzerland	—	27,279,155	—	27,279,155
United Kingdom	30,762,522	220,817,244	—	251,579,766
United States	—	5,789,067	—	5,789,067

Total Common Stocks	54,155,896	1,221,700,872	—	1,275,856,768

Short-Term Investments
Investment Companies	3,802,900	—	—	3,802,900
Investment of cash collateral from securities loaned	2,669,611	—	—	2,669,611

Total Short-Term Investments	6,472,511	—	—	6,472,511

Total Investments in Securities	$60,628,407	$1,221,700,872	$—	$1,282,329,279

Depreciation in Other Financial Instruments
Futures Contracts	$(158,571)	$—	$—	$(158,571)

There were no transfers into or out of level 3 for the period ended January 31, 2020.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended January 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2020	Shares at January 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.80%(a)(b)	$4,000,600	$10,000,000	$14,000,000	$(200)	$—	$400	400	$21,977	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(a)(b)	9,041,799	21,389,931	27,762,519	—	—	2,669,211	2,669,211	15,935	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.46%(a)(b)	2,710,919	18,703,995	17,612,014	—	—	3,802,900	3,802,900	16,134	—

Total	$15,753,318	$50,093,926	$59,374,533	$(200)	$—	$6,472,511		$54,046	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2020.